Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio	Apr. 29, 2023 USD ($)
VIP FundsManager 50% Portfolio - Service Class
Expense Example:
1 year	$ 72
3 years	235
5 years	436
10 years	1,015
VIP FundsManager 50% Portfolio - Service Class 2
Expense Example:
1 year	87
3 years	282
5 years	517
10 years	$ 1,192